Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncash or Part Noncash Acquisitions [Line Items]
Interest, net of capitalized interest	$ 64,332,000	$ 68,672,000	$ 76,993,000
Capitalized interest	3,600,000	0	0
Income taxes	10,220,000	7,152,000	22,092,000
Seahawk
Noncash or Part Noncash Acquisitions [Line Items]
Value of stock issued	$ 125,300,000